S000004370 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Financials Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.74%	9.82%	8.28%
iShares Global Financials ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.76%	9.83%	8.26%
Performance Inception Date					Nov. 12, 2001
iShares Global Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.92%	9.18%	7.67%
iShares Global Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	7.69%	6.63%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.